DEBT - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended								1 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Upper Limit	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Three Month LIBOR	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Tendered by June 23, 2010	Jun. 23, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Tendered by June 23, 2010	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Tendered by June 23, 2010 Upper Limit	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Early Tender Premium	Jun. 30, 2010 6.25% Senior Notes due 2032	Jan. 31, 2012 6.375% Senior Notes due 2012 Repayment of Debt	Dec. 31, 2011 Euro Dollar Rate	Dec. 31, 2011 Base Rate Loans One Month LIBOR	Dec. 31, 2011 Base Rate Loans Federal Funds Rate
Debt Instrument [Line Items]
Debt interest payments		Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the "6.70% Debentures") will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly. In addition, prior to September 2011 and subject to certain conditions, we had the right to defer the payment of interest on the 6.70% Debentures for one or more periods not exceeding ten consecutive years each.
Interest payment frequency		Payable semiannually
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities		$ 300,000	$ 5,800,000			$ 300,000	$ 5,800,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), interest rate terms		Base Rate Loans will bear daily interest at the greater of (a) PNC's prime rate for such day, (b) the federal funds effective rate for such day plus 1/2% per annum, or (c) one-month LIBOR plus 2% per annum.
Consideration paid for revolving agreement		25,000	62,500
Basis points									2.0175%							0.50%	2.00%	0.50%
Unissued common shares reserve					250
Fixed interest rate term						10 years
Repurchase of debt, face amount						15,000,000	222,900,000
Net gain (loss) on extinguishment of debt	6,400,000	(100,000)	6,400,000	0		(100,000)
Tender offer, aggregate principal amount												350,000,000
Tender Offer Aggregate Principal Amount Tendered											222,900,000
Tendered payment amount per $1000 principal amount of the Debentures										950			50
Description of Consent Solicitation and Replacement Capital Covenant														As a condition of the Tender Offer, we solicited consents (the "Consent Solicitation") from the holders of our 6.25% Senior Notes to terminate the Replacement Capital Covenant (the "RCC") relating to the 6.25% Senior Notes. The RCC was originally entered into by Progressive in June 2007 for the benefit of the holders of the 6.25% Senior Notes in connection with the issuance of the 6.70% Debentures. Under the RCC, we agreed that we would not repay, redeem, defease, or purchase all or any part of the 6.70% Debentures before June 15, 2047, unless Progressive was to obtain a specified portion of the funds used in the transaction through the sale of its common shares or certain other equity or equity-like securities. The RCC was terminated on June 23, 2010, the expiration date of the Consent Solicitation, at which time we had received the consent of holders of a majority of the outstanding aggregate principal amount of the 6.25% Senior Notes. Those holders who validly delivered their consent by the expiration date received a consent fee of $5.00 for each $1,000 principal amount of their 6.25% Senior Notes.
Consent fee for each $1,000 principal amount of Notes														5.00
Principal amount of Debentures								1,000						1,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), initial borrowing capacity		125,000,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), Maximum borrowing capacity		150,000,000
Amount on deposit with PNC																		125,000,000
Repayment of Senior Notes															$ 350,000,000